EQUITY (Details Narrative) - BRL (R$)		9 Months Ended
	Jul. 22, 2009	Sep. 30, 2021
Equity
Capital subscribed and paid		R$ 12,553,418
Number of shares issued		812,473,246
Public offering expenses, net	R$ 92,947